Other Information	12 Months Ended
Dec. 31, 2011
Other Information
Other Information

Note P—Other Information

Concentration of Credit Risk

        We lease and sell aircraft to airlines and others throughout the world. The lease and notes receivables are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable. No single customer accounted for more than 10% of total revenues in 2011, 2010 or 2009.

        Our 2011 revenues from rentals of flight equipment include $19.6 million (0.43% of total revenue) from lessees who have filed for bankruptcy protection or have ceased operations during 2011. In addition, our 2011 revenues from rentals of flight equipment include $159.6 million (3.53% of total revenue) from lessees who have filed for bankruptcy protection or have ceased operations subsequent to December 31, 2011.

Segment Information

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

Geographic Concentration

        Revenues from rentals of flight equipment to airlines outside the U.S. were $4.2 billion in 2011, $4.4 billion in 2010 and $4.6 billion in 2009, comprising 94.4%, 93.6% and 92.9%, respectively, of total revenues from rentals of flight equipment. The following table sets forth the dollar amount and percentage of total revenues from rentals of flight equipment attributable to the indicated geographic areas based on each airline's principal place of business for the years indicated:

	2011			2010			2009
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,953,475		43.8%	$2,103,058		44.5%	$2,195,516	44.6%
Asia and the Pacific	1,356,603		30.5	1,455,873		30.8	1,503,241	30.5
The Middle East and Africa	555,058		12.5	585,679	(b)	12.4	412,687	8.4
U.S. and Canada	362,143		8.1	375,496	(b)	7.9	228,126	4.6
Central and South America and Mexico	227,126		5.1	206,396	(b)	4.4	588,683	11.9

	$4,454,405	(a)	100.0	$4,726,502		100.0%	$4,928,253	100.0%

(a)
Includes AeroTurbine revenue of $19,874 as of the acquisition date of October 7, 2011.

(b)
Amounts have been revised to reflect the proper revenues and percentages for the indicated regions. We previously reported the Middle East and Africa at $375,496 and 7.9%, U.S. and Canada at $206,396 and 4.4% and Central and South America and Mexico at $585,679 and 12.4%.

        The following table sets forth revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business for the years indicated:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$766,350	17.2%	$815,683	17.3%	$879,073	18.3%
France	487,027	10.9	516,899	10.9	526,283	10.9

Currency Risk

        We attempt to minimize our currency and exchange risks by negotiating our aircraft purchase agreements and most of our aircraft leases in U.S. dollars. Some of our leases, however, are negotiated in Euros to meet the needs of a number of airlines. We have hedged part of future lease payments receivable through 2010. We bear risk of receiving less U.S. dollar rental revenue on lease payments not hedged and incurring future currency losses on cash held in Euros if the value of the Euro deteriorates against the U.S. dollar. Foreign currency transaction (losses) gains in the amounts of $(2.4) million, $(2.3) million and $5.5 million were recognized for the periods ended December 31, 2011, 2010, and 2009, respectively, and are included in Interest and other income in our Consolidated Statements of Operations.